Lease (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease
Operating lease right-of-use asset	$ 508,101	$ 547,186	$ 703,524	$ 859,861
Operating lease liability	$ 666,673	710,515	$ 900,000
Lease remaining term	3 years 2 months 12 days
Lease liability	$ 600,000	$ 700,000